Consolidated Statements of Changes in Shareholder's Equity - USD ($) $ in Millions	Total	Previously Reported	Common stock Class A common stock	Common stock Class A common stock Retroactive application of recapitalization	Common stock Class A common stock Previously Reported	Additional paid-in capital	Additional paid-in capital Previously Reported	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Previously Reported	Accumulated deficit	Accumulated deficit Previously Reported
Beginning balance at Dec. 31, 2019	$ 662.2	$ 662.2	$ 0.0		$ 0.0	$ 1,494.9	$ 1,494.9	$ 8.0	$ 8.0	$ (840.7)	$ (840.7)
Beginning balance, Shares at Dec. 31, 2019			115,745,455	115,745,454	0.96
Equity-based compensation	8.2					8.2
Cybersecurity Spin-Off	1.5					1.5
Net loss	(122.8)									(122.8)
Other comprehensive income (loss)	8.7							8.7
Ending balance at Dec. 31, 2020	$ 557.8		$ 0.0			1,504.6		16.7		(963.5)
Ending balance, Shares at Dec. 31, 2020	115,745,455		115,745,455
Equity-based compensation	$ 9.5					9.5
Capital redemption	(97.9)					(97.9)
Capital redemption, Shares			(9,645,455)
Reverse recapitalization, net of transaction costs (in shares)			59,878,740
Reverse recapitalization, net of transaction costs	392.3					392.3
Issuance of shares related to exercise of warrants (in shares)			228,450
Issuance of shares related to exercise of warrants	2.8					2.8
Capital contributions	5.2					5.2
Net loss	(257.9)									(257.9)
Other comprehensive income (loss)	(5.9)							(5.9)
Ending balance at Dec. 31, 2021	$ 605.9		$ 0.0			$ 1,816.5		$ 10.8		$ (1,221.4)
Ending balance, Shares at Dec. 31, 2021			166,207,190